Accounts Receivable Net (Tables)	12 Months Ended
Dec. 31, 2010
Accounts Receivable Net (Table) [Abstract]
Accounts receivable

	December 31
$ in millions	2010	2009
Due From U.S. Government
Amounts billed	$900	$837
Recoverable costs and accrued profit on progress completed – unbilled	1,718	1,414

	2,618	2,251

Due From Other Customers
Amounts billed	280	308
Recoverable costs and accrued profit on progress completed – unbilled	458	341

	738	649

Total accounts receivable	3,356	2,900
Allowance for doubtful accounts	(27)	(41)

Total accounts receivable, net	$3,329	$2,859